Accumulated Other Comprehensive Income II (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Pension and postretirement
Actuarial gains (losses) deferred during the period, tax	$ 192	$ 87	$ (233)
Amortization of deferred actuarial (gains) losses into earnings, tax	(59)	(52)	(85)
Cash flow hedges
Gains (losses) deferred during the period, tax	38	0	7
Reclassification of (gains) losses to sales and cost of sales, tax	$ (13)	$ 0	$ 3